Prepaid Expenses and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
Schedule of prepaid expenses and other receivables
	December 31,
	2021	2020

Government authorities	$276	$150
Deposits	75	68
Grants receivable	305	597
Prepaid expenses and other	2,402	15

	$3,058	$830